Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 177,934	$ 159,366	$ 179,540
Number of customers individually representing more than 5 per cent of entity's revenues | customer	0	0	0
Threshold percentage for reporting individual customer revenue	5.00%
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 65,126	$ 50,426	$ 90,855
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,345	39,540	27,997
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,392	36,992	30,061
Value added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,665	21,754	22,939
Marketing and Advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,778	8,799	6,816
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,628	$ 1,855	$ 872